12. INCOME TAXES: Schedule of tax credits and unused tax losses (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of tax credits and unused tax losses

	2024	Expiry Date Range	2023	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(796,000)	No expiry date	(912,000)	No expiry date
Property and equipment	-	No expiry date	14,000	No expiry date
Share issue costs	291,000	2025 to 2028	167,000	2024 to 2027
Allowable capital losses	3,787,000	No expiry date	3,793,000	No expiry date
Non-capital losses available for future periods	21,190,000	2028 to 2044	19,550,000	2027 to 2043